Commitments and Contingencies (Details Textual) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Commitments And Contingencies (Textual) [Abstract]
Outstanding commitments to originate in commercial real estate loans	$ 0	$ 7,500,000
Outstanding commitments to originate in fixed rate residential first mortgage loans	361,500,000	222,500,000
Outstanding commitments to originate in adjustable rate residential first mortgage loans	47,100,000	11,800,000
Average committed rates of commercial real estate loan		5.60%
Average committed rates of residential mortgage loan	3.40%	3.90%
Average fees and discounts of residential mortgage loan	0.10%	0.10%
Expiry date of interest rate commitments on residential loans	60 days	60 days
Outstanding commitments related to stand-by letters of credit	794,000	1,000,000
Commitments to sell loans	$ 405,200,000	$ 231,300,000